Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2020 and 2019:

	12-31-2020	12-31-2019
Classes of Property, Plant and Equipment, Gross	ThUS$	ThUS$
Property, Plant and Equipment, Gross	15,691,168	15,957,450
Construction in progress	1,107,981	1,189,709
Land	158,894	163,522
Buildings	479,161	493,914
Plant and equipment	6,894,543	6,942,941
Network Infrastructure	6,647,840	6,743,394
Fixtures and fittings	402,749	423,970

	12-31-2020	12-31-2019
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThUS$	ThUS$
Accumulated Depreciation and Impairment in Property, Plant and Equipment	(7,336,496)	(7,194,012)
Buildings	(225,850)	(236,767)
Plant and equipment	(3,509,839)	(3,357,348)
Network Infrastructure	(3,379,182)	(3,374,311)
Fixtures and fittings	(221,625)	(225,586)

	12-31-2020	12-31-2019
Classes of Property, Plant and Equipment, Net	ThUS$	ThUS$
Property, Plant and Equipment, Net	8,354,672	8,763,438
Construction in progress	1,107,981	1,189,709
Land	158,894	163,522
Buildings	253,311	257,147
Plant and equipment	3,384,704	3,585,593
Network Infrastructure	3,268,658	3,369,083
Fixtures and fittings	181,124	198,384

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts for the year ended December 31, 2020 and 2019, are detailed as follows:

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2020	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438
Increases other than from business combinations	583,727	—	744	246	—	21,846	606,563
Increases (decreases) from foreign currency translation differences, net	(214,324)	(11,335)	(25,179)	(282,132)	(412,848)	(38,472)	(984,290)
Depreciation	—	—	(11,198)	(207,624)	(203,165)	(23,264)	(445,251)
Increases (decreases) from transfers and other changes	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Increases (decreases) from transfers from construction in progress	(483,505)	2,076	23,769	159,526	276,955	21,179	—
Disposals and removal from service	—	(79)	—	(2,961)	(5,035)	(3,916)	(11,991)
Disposals	—	(78)	—	(2,014)	(9)	(142)	(2,243)
Removals	—	(1)	—	(947)	(5,026)	(3,774)	(9,748)
Argentine hyperinflationary economy	115,905	3,815	7,330	98,418	247,568	(1,881)	471,155
Other increases (decreases)	(83,531)	895	698	33,638	(3,900)	7,248	(44,952)
Total changes	(81,728)	(4,628)	(3,836)	(200,889)	(100,425)	(17,260)	(408,766)
Closing balance as of December 31, 2020	1,107,981	158,894	253,311	3,384,704	3,268,658	181,124	8,354,672

	Construction in Progress	Land	Buildings, Net	Plant and Equipment, Net	Network Infrastructure, Net	Fixtures and Fittings, Net	Property, Plant and Equipment, Net
Changes in 2019	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2019	1,059,070	163,660	137,455	3,722,183	3,226,015	195,089	8,503,472
Increases other than from business combinations	775,595	414	907	3,558	—	15,418	795,892
Increases (decreases) from foreign currency translation differences, net	(156,075)	(5,955)	(10,400)	(145,309)	(387,169)	(2,993)	(707,901)
Depreciation	—	—	(14,011)	(227,473)	(193,738)	(23,006)	(458,228)
Impairment (losses) reversals recognized in profit or loss	—	—	(1,307)	—	—	—	(1,307)
Increases (decreases) from transfers and other changes	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Increases (decreases) from transfers from construction in progress	(677,665)	1,865	18,298	205,682	430,453	21,367	—
Disposals and removals from service	—	(855)	(5,180)	—	(7,416)	(3,428)	(16,879)
Disposals	—	(794)	(412)	—	—		(1,206)
Removals	—	(61)	(4,768)	—	(7,416)	(3,428)	(15,673)
Decreases to be classified as maintained to distribute to owners	163,990	4,731	9,150	75,860	340,626	19,819	614,176
Other increases (decreases)	24,794	(338)	122,235	(48,908)	(39,688)	(23,882)	34,213
Total changes	130,639	(138)	119,692	(136,590)	143,068	3,295	259,966
Closing balance as of December 31, 2019	1,189,709	163,522	257,147	3,585,593	3,369,083	198,384	8,763,438